Loans payable (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loans payable (Details Narrative)
Gain on debt forgiveness	$ 0	$ 0	$ 0	$ 3,358,686	$ 3,358,686	$ 0